Summary of Significant Accounting Policies (Income Taxes Paid) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Income taxes paid (refunds received)	$ 830,000	$ 580,000	$ 340,000